Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (2,467,101)	$ 2,872,433	$ 4,464,079	$ 3,340,238
Adjustments to reconcile net loss to net cash used in operating activities:
Interest income on investments held in Trust Account	(234,853)	(3,196,998)	(5,813,213)	(4,316,583)
Interest expense – debt discount	183,310		8,966
Changes in operating assets and liabilities:
Prepaid expenses	15,646	89,360	599,440	(680,663)
Accounts payable and accrued expenses	213,005	23,098	(28,629)	125,533
Due to affiliate	30,000	30,000	116,250	122,689
Net cash used in operating activities	(2,259,993)	(182,107)	(653,107)	(1,408,786)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account in connection with redemptions			284,916,127
Cash deposited to Trust Account				(294,687,500)
Net cash provided by (used in) investing activities			284,916,127	(294,687,500)
Cash flows from financing activities:
Proceeds from Subscription Liability	1,995,966
Proceeds from Initial Public Offering net of underwriting fees				282,500,000
Proceeds from sale of private units				14,645,000
Repayment of promissory note - related party				(252,915)
Payment of offering costs				(298,540)
Redemption of ordinary shares			(284,916,127)
Proceeds from Sponsor note	264,027		155,848
Net cash provided by financing activities	2,259,993		(284,760,279)	296,593,545
Net change in cash		(182,107)	(497,259)	497,259
Cash, beginning of year		497,259	497,259
Cash, end of year		315,152		497,259
Noncash investing and financing activity
Remeasurement of Class A ordinary shares to redemption value	234,853	3,196,998	5,813,213	33,209,323
Initial value of Class A ordinary shares subject to possible redemption				294,687,500
Deferred underwriting commissions payable charged to additional paid in capital			(10,812,500)	10,812,500
Sponsor shares contributed for no redemption of shares			118,298
Conversion of Class B shares to Class A			719
Visiox Pharmaceuticals, Inc. [Member]
Cash flows from operating activities:
Net loss	(1,208,900)	(888,545)	(10,635,247)	(4,135,616)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity based compensation expense	391,646	379,467	1,554,962	1,368,047
Amortization of debt discount	2,518		427
Change in fair value of derivative liability	(10,027)		23
Changes in operating assets and liabilities:
Accounts payable	(73,410)	169,689	1,004,816	843,311
Accrued expenses	(244,613)		361,590	148,710
License fee			6,000,000
Net cash used in operating activities	(1,142,786)	(339,389)	(1,713,429)	(1,775,548)
Cash flows from financing activities:
Proceeds from issuance of convertible preferred units		250,000	600,000	2,280,000
Proceeds from issuance of convertible promissory note payable	1,000,000		1,000,000
Net cash provided by financing activities	1,000,000	250,000	1,600,000	2,280,000
Net change in cash	(142,786)	(89,389)	(113,429)	504,452
Cash, beginning of year	535,977	649,406	649,406	144,954
Cash, end of year	$ 393,191	$ 560,017	535,977	649,406
Noncash investing and financing activity
Issuance of preferred units related to company incorporation			(134)
Conversion to Delaware corporation			267
Derivative liability discount			10,004
Non-cash convertible preferred unit accrued			$ 123,079	$ 159,051